Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax loss at federal statutory rate	(34.00%)	(34.00%)
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00%)	(6.00%)
Subtotal	(40.00%)	(40.00%)
Valuation allowance	34.12%	31.58%
Income tax benefit	(5.88%)	(8.42%)